Financial assets and liabilities	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Financial assets and liabilities

16. Financial assets and liabilities

a)	Classification

The Company classifies its financial instruments in accordance with the purpose for which they were acquired, and determines the classification and initial recognition according to the following categories:

		June 30, 2026				December 31, 2025
Financial assets	Notes	Amortized cost	At fair value through OCI	At fair value through profit or loss	Total	Amortized cost	At fair value through OCI	At fair value through profit or loss	Total
Current
Cash and cash equivalents (i)		5,577	–	–	5,577	7,372	–	–	7,372
Short-term investments (ii)		–	–	188	188	–	–	194	194
Derivative financial instruments	17	–	–	572	572	–	–	414	414
Accounts receivable	7	142	–	2,472	2,614	161	–	2,136	2,297
		5,719	–	3,232	8,951	7,533	–	2,744	10,277
Non-current
Judicial deposits	24(c)	577	–	–	577	651	–	–	651
Restricted cash	20	12	–	–	12	9	–	–	9
Derivative financial instruments	17	–	–	463	463	–	–	203	203
Investments in equity securities	20	–	75	–	75	–	63	–	63
		589	75	463	1,127	660	63	203	926
Total of financial assets		6,308	75	3,695	10,078	8,193	63	2,947	11,203

Financial liabilities
Current
Suppliers and other payables	9	6,203	–	–	6,203	5,565	–	–	5,565
Derivative financial instruments	17	–	–	142	142	–	–	94	94
Loans and borrowings	18	1,093	–	–	1,093	518	–	–	518
Leases	19	169	–	–	169	160	–	–	160
Subordinate notes	20(a)	15			15	4			4
Railway concession	14	629	–	–	629	570	–	–	570
Other financial liabilities - Related parties	29	216	–	–	216	235	–	–	235
Other financial liabilities	20	276	–	–	276	322	–	–	322
		8,601	–	142	8,743	7,374	–	94	7,468
Non-current
Derivative financial instruments	17	–	–	178	178	–	–	52	52
Loans and borrowings	18	17,211	–	–	17,211	17,616	–	–	17,616
Leases	19	465	–	–	465	508	–	–	508
Subordinate notes	20(a)	742	–	–	742	741	–	–	741
Participative shareholders' debentures	20(b)	–	–	2,313	2,313	–	–	2,254	2,254
Railway concession	14	1,790	–	–	1,790	1,824	–	–	1,824
Other financial liabilities	20	–	–	14	14	–	–	–	–
		20,208	–	2,505	22,713	20,689	–	2,306	22,995
Total of financial liabilities		28,809	–	2,647	31,456	28,063	–	2,400	30,463

(i) Includes US$1,730 (2025: US$2,531) denominated in R$, US$3,574 (2025: US$4,612) denominated in US$ and US$273 (2025: US$229) denominated in other currencies.

(ii) It substantially comprises investments in debt securities and investments in exclusive investment funds, whose portfolio is composed of repo operations and bank certificates of deposit ("CDBs").

b) Hierarchy of fair value

		June 30, 2026			December 31, 2025
	Notes	Level 1	Level 2	Total	Level 1	Level 2	Total
Financial assets
Short-term investments		23	165	188	33	161	194
Derivative financial instruments	17	–	1,035	1,035	–	617	617
Accounts receivable	7	–	2,472	2,472	–	2,136	2,136
Investments in equity securities	20	–	75	75	–	63	63
		23	3,747	3,770	33	2,977	3,010

Financial liabilities
Derivative financial instruments	17	–	320	320	–	146	146
Participative shareholders' debentures	20(b)	–	2,313	2,313	–	2,254	2,254
Other financial liabilities	20	–	14	14	–	–	–
		–	2,647	2,647	–	2,400	2,400

There were no transfers between levels 1 and 2 of the fair value hierarchy during the period presented. The Company had no financial assets or financial liabilities measured at fair value classified within level 3 for the periods presented.

c) Fair value of loans, borrowings and subordinated notes

Loans, borrowings and subordinated notes are measured at amortized cost. To determine the fair value of these financial instruments traded in secondary markets, the closing market quotations on the balance sheet dates were used. The carrying amount of the other financial liabilities measured at amortized cost represents a reasonable approximation of their respective fair value.

	June 30, 2026		December 31, 2025
	Carrying amount	Fair value	Carrying amount	Fair value
Bonds	7,678	7,900	7,683	8,034
Debentures	2,569	2,476	2,370	2,351
Total loans and borrowings	10,247	10,376	10,053	10,385

Subordinated notes	757	754	745	748